SHARE-BASED COMPENSATION - Compensation Cost and Income Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended			4 Months Ended	9 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 28, 2012 Merger Agreement [Member]	Dec. 28, 2012 Merger Agreement [Member] Successor [Member]	Sep. 07, 2012 Merger Agreement [Member] Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9,958 [1]	$ 15,169 [1]	$ 5,935	$ 4,533	$ 18,260	$ 7,000 [1]	$ 11,200 [1]
Income tax benefits	$ 3,892	$ 5,955	$ 2,330	$ 1,778

[1]	In connection with the Merger, total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.